SCUDDER
                                                                     INVESTMENTS

Growth/Large Cap Funds

Scudder Capital Growth Fund
Scudder Growth Fund
Scudder Large Company Growth Fund

Supplement to each fund's currently effective prospectus

CLASS I SHARES
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Scudder Capital Growth Fund offers seven class of shares, Scudder Large Company
Growth Fund offer six classes of shares and Scudder Growth Fund offers four classes of shares to provide investors with different purchasing options. Each fund offers Class A, Class B and Class C shares, which are described in the funds' Class A, B and C shares prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder Capital Growth Fund and Scudder Large Company Growth Fund each offer separately Class AARP and Class S shares. Scudder Capital Growth Fund also offers Institutional Class. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only through Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the returns of the Class I shares of Scudder Growth Fund and Scudder Large Company Growth Fund compare with broad-based market indexes (which, unlike the funds, do not have any fees or expenses). Performance for Class I shares of Scudder Capital Growth Fund is not provided because this class does not have a full calendar year of performance. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

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Average Annual Total Returns (%) as of 12/31/2001
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                                  1 Year           5 Years      Since Inception
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Scudder Growth Fund
(Return before Taxes)             -26.33            -8.43             0.19*
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Index 1 (reflects no
deductions for fees,
expenses or taxes)                -11.87            10.70            13.97*
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Index 2 (reflects no
deductions for fees,
expenses or taxes)                -20.42             8.27            12.00*
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Scudder Large Company
Growth Fund
(Return before Taxes)             -26.38             N/A           -31.47**
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Index 2 (reflects no
deductions for fees,
expenses or taxes)                -20.42               --          -20.42**
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*    Since 7/3/1995. Index comparison begins 6/30/1995.

**   Since 12/29/2000. Index comparison begins 12/31/2000.

Index 1: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have a greater-than-average growth orientation.

For more recent performance  information,  call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

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


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

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                                        Scudder
                                        Capital     Scudder     Scudder Large
                                         Growth      Growth        Company
Fee Table                                 Fund        Fund       Growth Fund
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Shareholder Fees, paid directly from your
investment
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Maximum Sales Charge (Load) Imposed
on Purchases
(% of offering price)                     None         None           None
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Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                 None         None           None
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Maximum Sales Charge (Load) Imposed
on Reinvested Dividends/Distributions     None         None           None
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Redemption Fee                            None         None           None
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Exchange Fee                              None         None           None
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Annual Operating Expenses, deducted from fund assets
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Management Fee                           0.58%        0.55%          0.70%
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Distribution/Service (12b-1) Fee          None         None           None
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Other Expenses*                           0.20         0.19           0.93
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Total Annual Operating Expenses*          0.78         0.74           1.63
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Expense Waiver*                           0.03         0.02           0.57
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Net Annual Operating Expenses             0.75         0.72           1.06
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*   Restated to reflect maximum annual estimated costs. Through September 30,
    2003, each fund pays certain of these expenses at a fixed rate administrative fee of 0.17%, 0.16% and 0.10% for Class I shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by Class I shares of each fund (other than those provided by the Advisor under its investment management agreement with each fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each fund to the extent necessary to maintain the fund's total operating expenses at 0.75%, 0.715% and 1.05% for Class I shares of Scudder Capital Growth Fund, Scudder Growth Fund and Scudder Large Company Growth Fund, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses of Scudder Capital Growth Fund and Scudder Growth Fund are not expected to increase as a result of the termination of the Agreement.

    With regard to Scudder Large Company Growth Fund, through September 30, 2003, Other Expenses are estimated to be 0.11% (annualized) and Total Annual Operating Expenses are estimated to be 0.81% (annualized) for Class I shares. The table shows estimated expenses for Class I shares of Scudder Large Company Growth Fund after September 30, 2003.

Example

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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                                      1 Year    3 Years    5 Years    10 Years
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Scudder Capital Growth Fund             $77       $243       $427       $960
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Scudder Growth Fund                      74        232        407        915
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Scudder Large Company Growth Fund       108        399        776      1,834
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

Financial Highlights

These tables are designed to help you understand each fund's Class I shares' financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in each fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder Capital Growth Fund and Scudder Large Company Growth Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, and the information for Scudder Growth Fund has been audited by Ernst & Young LLP, independent auditors, whose reports, along with each fund's financial statements, are included in the applicable fund's annual report (see "Shareholder reports" on the back cover of the prospectus).

Scudder Capital Growth Fund -- Class I

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 Years Ended August 31,                                          2002     2001^a
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Selected Per Share Data
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Net asset value, beginning of period                           $39.76   $50.11
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Income (loss) from investment operations:
  Net investment income (loss)^b                                  .06      --^c
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  Net realized and unrealized gain (loss) on investment
  transactions                                                  (9.06)  (10.35)
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  Total from investment operations                              (9.00)   (10.35)
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Less distributions from:
  Net realized gain on investment transactions                   (.02)       --
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Net asset value, end of period                                 $30.74   $39.76
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Total Return (%)                                               (22.69)  (20.65)*
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ millions)                              4        5
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Ratio of expenses (%)                                             .67      .69*
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Ratio of net investment income (loss) (%)                         .14      .04*
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Portfolio turnover rate (%)                                        13       35
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^a   For the period from June 25, 2001 (commencement of sales of Class I shares)
     to September 30, 2001.

^b   Based on average shares outstanding during the period.

^c   Amount is less than $.005.

*    Annualized

**   Not annualized

Scudder Growth Fund -- Class I

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 Years Ended September 30,          2002      2001     2000      1999     1998
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Selected Per Share Data
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Net asset value, beginning of
period                            $ 9.38   $18.45    $16.07   $11.88    $15.60
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Income (loss) from investment
operations:
  Net investment income (loss)^a      --^b    .02      (.02)      --^b     .05
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  Net realized and unrealized
  gain (loss) on investment
  transactions                     (2.47)   (7.36)     4.16     4.25     (1.68)
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  Total from investment operations (2.47)   (7.34)     4.14     4.25     (1.63)
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Less distributions from:
  Net realized gains on
  investment transactions             --    (1.73)    (1.76)    (.06)    (2.09)
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  Total distributions                 --    (1.73)    (1.76)    (.06)    (2.09)
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Net asset value, end of period    $ 6.91   $ 9.38    $18.45   $16.07    $11.88
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Total Return (%)                  (26.33)  (42.25)    25.81    35.82    (11.45)
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period              8       13        23       19        21
($ millions)
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Ratio of expenses before expense     .65      .62^c     .69      .71       .65
reductions (%)
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Ratio of expenses after expense      .65      .62^c     .68      .71       .65
reductions (%)
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Ratio of net investment income       .02      .12      (.13)    (.02)      .30
(loss) (%)
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Portfolio turnover rate (%)           44       80        49       97       122
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^a   Based on average shares outstanding during the period.

^b   Amount is less than $.005.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .61% and .61%, respectively.

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

Scudder Large Company Growth Fund -- Class I

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 Years ended July 31,                                        2002     2001^a
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Selected per share data
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Net asset value, beginning of period                       $27.23    $33.00
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Income (loss) from investment operations:
  Net investment income (loss)^b                             (.01)    (0.02)
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  Net realized and unrealized gain (loss) on investment
  transactions                                              (8.45)    (5.75)
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  Total from investment operations                          (8.46)    (5.77)
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Net asset value, end of period                             $18.77    $27.23
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Total Return (%)                                           (31.07)   (17.48)**
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ millions)                        .003      .001
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Ratio of expenses (%)                                         .81      .85*
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Ratio of net investment income (loss) (%)                    (.10)    (.10)*
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Portfolio turnover rate (%)                                    48        87
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^a   For the period December 29, 2000  (commencement of sales of Class I shares)
     to July 31, 2001.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Scudder Money Funds -- Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Scudder Money Funds -- Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.



February 21, 2003
SGLCF-11